Schedule II Valuation and Qualifying Accounts - Deferred Tax Asset Valuation Allowance (Detail) - Deferred Tax Asset Valuation Allowance [Member] - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of period		$ 327,623	$ 183,686	$ 193,052
Charges to Costs, Expenses and Other	[1]	356,583	149,107	14,309
Reversal	[2]	(230)	(5)	(21,727)
Adjustments	[3]	(28,318)	(5,165)	(1,948)
Balance at End of period		$ 655,658	$ 327,623	$ 183,686

[1]	During 2012, 2013 and 2014, the Company recorded valuation allowances on deferred tax assets attributable to net operating losses in certain foreign jurisdictions. In addition, during 2013 and 2014 the Company recorded a valuation allowance of $143.5 million and $339.8 million, respectively, on a portion of its deferred tax assets attributable to federal and state net operating loss carryforwards due to the uncertainty of the ability to utilize those losses in future periods.
[2]	During 2012, 2013 and 2014, the Company realized the tax benefits associated with certain foreign deferred tax assets, primarily related to foreign loss carryforwards, on which a valuation allowance was previously recorded. The associated valuation allowance was reversed in the period in which, based on the weight of available evidence, it is more-likely-than-not that the deferred tax asset will be realized.
[3]	During 2012, 2013 and 2014, the Company adjusted certain valuation allowances as a result of changes in tax rates in certain jurisdictions and as a result of the expiration of carryforward periods for net operating loss carryforwards.